Recent accounting pronouncements	12 Months Ended
Dec. 31, 2018
Recent accounting pronouncements
Recent accounting pronouncements
3.	Recent accounting pronouncements

In February, 2016, the FASB issued ASU No. 2016-02, “Leases”. ASU No. 2016-02 specifies the accounting for leases. For operating leases, this standard requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. This standard is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. In July 2018, the FASB issued ASU No. 2018-11, “Leases - Targeted Improvements” (ASU 2018-11), which addresses implementation issues related to the new lease standard. This guidance is effective for the Group as of January 1, 2019 and the Group will adopt this guidance using the modified retrospective approach with prior periods still accounted for under ASC Topic 840 Leases (“ASC 840”). This guidance includes a number of optional practical expedients that the Group may elect to apply, including an expedient that permits lease agreements that are twelve months or less to be excluded from the balance sheet. Having summarized lease agreements the Group entered into and identified any practical expedients applicable, the Group noted the most significant impact from adoption of the new lease standards is on the operating lease agreements that the Group entered into as a lessee, where a right-of-use asset and a lease liability shall be recorded on its consolidated balance sheets without any impact on the accumulated deficit upon adoption. The Group is currently evaluating the quantitative impact that the standard will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. Topic 326 introduces “expected credit loss” model, which is different from the “incurred loss” model the Group currently applied. It will incorporate both available forward looking information and historical pattern to estimate the lifetime expected credit losses for all finance receivables, including those that have not become past due. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. While the Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures, it is generally expected that the adoption will likely increase the level of provision for credit losses of finance receivables.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, the Group will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Early adoption is permitted. either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.